CONTRACT ASSETS/CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assetscontract Liabilities
SCHEDULE OF CONTRACT ASSETS

Movement in contract assets, consists of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Beginning of the financial year	4,974	4,053
Increase resulting from satisfaction of performance obligation	12,231	10,161
Increase resulting from advances from customers	5,192	9,102
Estimated contract earnings to date	22,397	23,316
Less: Progress billings to date	(16,015)	(18,203)
Exchange realignment	315	(139)

End of the financial year	6,697	4,974

SCHEDULE OF CONTRACT LIABILITIES

Movement in contract liabilities, consists of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Beginning of the financial year	303	-
Receipt from customers	560	877
Revenue recognised during the financial year	(441)	(569)
Exchange realignment	20	(5)

End of the financial year	442	303